Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 24,419,912	$ 18,628,365
Accounts receivable, net	30,050,506	23,689,583
Notes receivable - related party		968,277
Prepayments	1,689,835	1,277,149
Prepayment, related party	91,618
Due from related parties, net	199,994	219,051
Income taxes recoverable	527,995
Other current assets	1,959,923	1,084,929
Total current assets	58,939,783	45,867,354
Equity investments	3,491,653	3,688,676
Property and equipment, net	8,290,460	6,067,338
Deferred tax assets	486,009	313,463
Total non-current assets	12,268,122	10,069,477
Total assets	71,207,905	55,936,831
LIABILITIES AND EQUITY
Accounts payable	610,724	495,177
Accounts payable - related parties	162,112	46,661
Accrued liabilities and other payables	5,673,159	4,724,823
Deferred revenue	361,636	607,660
Wages payable	7,082,138	5,565,078
Income taxes payable	364,157	541,321
Short term loans	3,635,623	3,842,371
Total current liabilities	17,889,549	15,823,091
Total liabilities	17,889,549	15,823,091
Equity
Common shares, $0.001 par value, 100,000,000 shares authorized, 18,329,600 shares issued and outstanding as of December 31, 2018 and December 31, 2017	18,330	18,330
Additional paid-in capital	11,202,396	11,202,396
Retained earnings	40,065,822	25,292,402
Statutory reserves	3,916,149	2,597,031
Accumulated other comprehensive income (loss)	(2,592,289)	80,868
Total China Customer Relations Centers, Inc. shareholders’ equity	52,610,408	39,191,027
Noncontrolling interest	707,948	922,713
Total equity	53,318,356	40,113,740
Total liabilities and equity	$ 71,207,905	$ 55,936,831